AGS-SUP-3 030414

Statement of Additional Information Supplement dated March 4, 2014

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, S, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco Conservative Allocation Fund	Invesco International Allocation Fund
Invesco Global Low Volatility Equity Yield Fund	Invesco Mid Cap Core Equity Fund
Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Invesco Income Allocation Fund	Invesco Small Cap Growth Fund

The following information replaces in its entirety the table under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Classification – Asset Allocation Funds” in the Statement of Additional Information:

“Underlying Funds	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Moderate Allocation Fund
Invesco American Franchise Fund	1.98%	4.40%	0.00%	0.00%	3.29%
Invesco Balanced-Risk Allocation Fund	6.00%	8.00%	0.00%	0.00%	7.00%
Invesco Balanced-Risk Commodity Strategy Fund	3.98%	5.97%	0.00%	0.00%	4.98%
Invesco Charter Fund	2.97%	6.60%	0.00%	0.00%	4.95%
Invesco Comstock Fund	2.00%	4.45%	0.00%	0.00%	3.33%
Invesco Core Plus Bond Fund	24.40%	3.00%	15.25%	0.00%	11.00%
Invesco Corporate Bond Fund	0.00%	0.00%	8.50%	0.00%	0.00%
Invesco Developing Markets Fund	3.19%	7.11%	0.00%	4.50%	5.33%
Invesco Diversified Dividend Fund	3.91%	8.68%	8.00%	0.00%	6.52%
Invesco Dividend Income Fund	0.00%	0.00%	15.00%	0.00%	0.00%
Invesco Emerging Market Local Currency Debt Fund	3.25%	0.00%	0.00%	0.00%	3.00%
Invesco Emerging Markets Equity Fund	0.00%	0.00%	0.00%	4.50%	0.00%
Invesco Endeavor Fund	2.08%	4.63%	0.00%	0.00%	3.46%
Invesco Floating Rate Fund	5.42%	0.00%	7.00%	0.00%	3.03%
Invesco Global Markets Strategy Fund	3.15%	5.31%	0.00%	0.00%	4.15%
Invesco Global Real Estate Fund	1.92%	4.27%	0.00%	0.00%	3.20%
Invesco Growth & Income Fund	2.63%	5.85%	0.00%	0.00%	4.38%
Invesco High Yield Fund	4.89%	0.00%	10.25%	0.00%	4.00%
Invesco International Core Equity Fund	0.00%	0.00%	0.00%	31.00%	0.00%
Invesco International Growth Fund	3.68%	8.19%	0.00%	22.50%	6.14%
Invesco International Small Company Fund	0.00%	0.00%	0.00%	10.00%	0.00%

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“Underlying Funds	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Moderate Allocation Fund
Invesco International Total Return Fund	0.00%	0.00%	5.00%	0.00%	0.00%
Invesco Premium Income Fund	3.97%	0.00%	14.00%	0.00%	0.00%
Invesco Short Term Bond Fund	0.00%	0.00%	5.00%	0.00%	0.00%
Invesco Small Cap Equity Fund	1.76%	3.92%	0.00%	0.00%	2.94%
PowerShares 1-30 Laddered Treasury Portfolio	12.44%	6.00%	0.00%	0.00%	9.00%
PowerShares Active U.S. Real Estate Fund	0.00%	0.00%	7.00%	0.00%	0.00%
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	4.00%	8.91%	0.00%	0.00%	6.67%
PowerShares Fundamental Pure Large Cap Growth Portfolio	1.88%	4.19%	0.00%	0.00%	3.13%
PowerShares International Dividend Achievers Portfolio	0.00%	0.00%	5.00%	27.50%	0.00%”

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